Significant accounting policies - Fair value measurement (Details) SEK in Thousands	12 Months Ended
	Dec. 31, 2017 SEK	Dec. 31, 2016 SEK
Disclosure of fair value measurement of assets [line items]
Depreciation expense	SEK 0
Percentage point of increase (decrease) in market interest rate	1.00%
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	SEK 46,000,000	SEK 57,000,000
Financial liabilities at fair value	34,000,000	41,000,000
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	2,000,000	3,000,000
Financial liabilities at fair value	46,000,000	53,000,000
Level 3 | Maximum
Disclosure of fair value measurement of assets [line items]
Effect of changing the non-observable parameters	214,000	227,000
Level 3 | Minimum
Disclosure of fair value measurement of assets [line items]
Effect of changing the non-observable parameters	(211,000)	(227,000)
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	7,916,000	13,755,000
Financial liabilities at fair value	79,901,000	93,151,000
Fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value		1,368,000
Financial liabilities at fair value		1,000
Fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	5,942,000	9,868,000
Financial liabilities at fair value	SEK 34,086,000	SEK 40,597,000
Level 3 assets as a percentage of total financial assets	18	19
Level 3 liabilities as a percentage of total financial liabilities	14	14
Fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	SEK 1,974,000	SEK 2,519,000
Financial liabilities at fair value	SEK 45,815,000	SEK 52,553,000
Level 3 assets as a percentage of total financial assets	1	1
Level 3 liabilities as a percentage of total financial liabilities	19	19
Fair value | Level 3 | Maximum
Disclosure of fair value measurement of assets [line items]
Effect of changing the non-observable parameters	SEK 214,000	SEK 227,000
Fair value | Level 3 | Minimum
Disclosure of fair value measurement of assets [line items]
Effect of changing the non-observable parameters	SEK (211,000)	SEK 227,000